Other provisions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Discount on the provisions	£ 0	£ 1,000,000
Short term legal proceedings	160,000,000
Legal proceedings and other disputes provision estimated	4,000,000	13,000,000
Pension augmentations arising from staff redundancies	27,000,000
Disabled employees [member]
Disclosure of other provisions [line items]
Provision for employee benefits	69,000,000	77,000,000
Legal and other disputes [member]
Disclosure of other provisions [line items]
Charges on other provisions	42,000,000
Major Restructuring Provisions [Member]
Disclosure of other provisions [line items]
Discount on the provisions	£ 2,000,000	£ 2,000,000